Net Revenue from Sale and Services	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Net Revenue from Sale and Services
26.	Net Revenue from Sale and Services

	2018	2017	2016
		Restated (i)	Restated (i)
Gross revenue from sale	94,693,178	82,121,646	79,355,171
Gross revenue from services	750,791	728,590	621,823
Sales taxes	(3,027,597)	(2,237,203)	(2,072,887)
Discounts and sales returns	(1,342,799)	(927,557)	(703,305)
Amortization of contractual assets with customers (see Note 11)	(371,825)	(463,049)	(463,490)
Deferred revenue (see Note 23)	(3,765)	7,587	2,721

Net revenue from sales and services	90,697,983	79,230,014	76,740,033

(i)	See Note 2.x.